PRIVATE PLACEMENT (Details) - USD ($)	7 Months Ended	9 Months Ended	10 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021	Jul. 15, 2021	Jul. 09, 2021
Subsidiary, Sale of Stock [Line Items]
Aggregate purchase price	$ 7,250,000		$ 7,250,000
Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			7,250,000
Over-allotment option | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			750,000	750,000
Price of warrants			$ 1.00	$ 1.00
Private Placement | Private Placement Warrants
Subsidiary, Sale of Stock [Line Items]
Number of warrants issued			6,500,000		6,500,000
Price of warrants			$ 1.00		$ 1.00
Aggregate purchase price			$ 7,250,000
Number of shares per warrant			1		1
Exercise price of warrant			$ 11.50		$ 11.50
Threshold period for not to transfer assign or sell any warrants after completion of initial business combination		30 days	30 days